Subsequent events to the reporting date - Business combination (Details) R$ / shares in Units, employee in Thousands, T in Millions				12 Months Ended
	Jan. 10, 2019 BRL (R$) R$ / shares	Jan. 02, 2019 BRL (R$) R$ / shares shares	Dec. 12, 2018 R$ / shares	Dec. 31, 2018 BRL (R$) T item employee	Jan. 03, 2019 BRL (R$)	Mar. 15, 2018 R$ / shares shares
Fibria
Events subsequent to the reporting date
Number of employees after reorganization | employee				37
Number of shares issuable for each common share | shares						0.4611
Cash payable for each share						R$ 52.50
Business combinations
Events subsequent to the reporting date
Number of industrial units after reorganization | item				11
Annual export sales after reorganization | R$				R$ 18,000,000,000
Number of shares issued by ex-treasury resulting from vesting of option plans initially | shares		1,091,984,141
Number of shares issued by ex-treasury resulting from vesting of option plans finally | shares		1,093,784,141
Business combinations | Pulp
Events subsequent to the reporting date
Inventory production after reorganization | T				11.0
Business combinations | Paper
Events subsequent to the reporting date
Inventory production after reorganization | T				1.4
Business combinations | Fibria
Events subsequent to the reporting date
Number of shares issuable for each common share | shares		0.4611
Final number of shares issuable for each common share | shares		0.4613
Number of shares issued by ex-treasury resulting from vesting of option plans initially | shares		553,080,611
Number of shares issued by ex-treasury resulting from vesting of option plans finally | shares		553,733,881
Number of shares issued as a result of merger | R$		255,437,439
Market value per share		R$ 36.95
Consideration in the form of equity shares | R$		R$ 9,438,413,000			R$ 9,438,000,000
Capital gain per share		R$ 15.38
Capital gain per share calculated final		R$ 15.39
Cash payable for each share	R$ 52.50
Dividends per share			R$ 5.03
Adjustment to cash payable per share	R$ 2.73
Number of business days	252 days
Annual percentage of interest rate variation	6.40%
Cash transferred per share	R$ 50.20
Cash transferred | R$	R$ 27,797,440,000				R$ 27,797,000,000